WARRANTS (Details Narrative) - $ / shares	Dec. 27, 2021	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercise price		$ 1.10
Exchange Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock exchanged for warrants	28,014,540
Exchange Agreement [Member] | Pre-funded Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant issued to purchase common stock	28,014,540
Warrants exercise price	$ 0.0001